SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Research and development expenses	¥ 297,360	$ 46,662	¥ 174,192	¥ 167,484